Salaries and other employee expenses (Tables)	12 Months Ended
Dec. 31, 2022
Salaries and other employee expenses
Schedule of salaries and other employee expenses
The following table details salaries and other employee expenses:

	December 31,
	2022	2021	2020
Wages and salaries	18,135	13,803	13,717
Payroll taxes	2,196	1,731	1,722
Personnel benefits	12,344	5,134	5,383
Share-based payments	1,544	984	640
Total	34,219	21,652	21,462

Schedule of restricted stock granted to directors
A summary of restricted stock granted to directors is presented below:

	Shares	Weighted average grant date fair value
Outstanding at January 1, 2020	109,350	25.44
Granted	63,000	11.54
Vested	(40,200)	26.26
Outstanding at December 31, 2020	132,150	18.56
Granted	63,000	14.65
Vested	(49,350)	19.24
Outstanding at December 31, 2021	145,800	16.64
Granted	57,000	14.65
Vested	(85,950)	18.71
Outstanding at December 31, 2022	116,850	14.15
Expected to vest	116,850

Schedule of restricted stock units granted to certain executives
A summary of the restricted stock units granted through December 31, 2022, to certain executives is presented below:

	Shares	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding at January 1, 2020	42,178	19.27
Granted	51,829	17.41
Vested	(12,664)	20.24
Outstanding at December 31, 2020	81,343	17.94
Granted	75,796	13.33
Forfeited	(1,311)	14.51
Vested	(48,299)	17.35
Outstanding at December 31, 2021	107,529	14.99
Granted	63,056	13.03
Vested	(36,410)	15.97
Outstanding at December 31, 2022	134,175	13.80	2.56 years	348
Expected to vest	134,175	17.94	2.56 years	348